Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Credit risk
Capital and financial risk management
Cash collateral	€ 962	€ 5,292